Since Inception [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)
S&P Target Date To 2045 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.84%		8.41%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.04%		9.14%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.50%		9.52%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.64%		9.79%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.98%		10.05%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.19%		10.21%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		19.31%		10.33%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.24%		10.21%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.00%		8.65%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.91%		6.43%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.35%		6.05%
Since Inception | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.86%
Performance Inception Date			Dec. 31, 2019
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(0.33%)
Performance Inception Date			Dec. 31, 2019
Since Inception | S&P Target Date To 2045 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.41%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.14%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.52%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R3
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.79%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R4
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.05%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R5
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.21%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.33%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.21%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.65%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.43%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.05%
Performance Inception Date	[1]		Dec. 31, 2019

[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	Since inception December 31, 2019.